Operating segment and geographic data - Schedule of operational EBITA reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Operational EBITA:	$ 2,899	$ 3,107	$ 3,005
Acquisition-related amortization	(263)	(265)	(273)
Restructuring, related and implementation costs	(410)	(300)	(172)
Changes in obligations related to divested businesses	(218)	(36)	(106)
Changes in pre-acquisition estimates	(11)	(22)	(8)
Gains and losses from sale of business	(2)	55	57
Fair value adjustment on assets and liabilities held for sale	(33)	(421)	0
Acquisition- and divestment-related expenses and integration costs	(74)	(121)	(204)
Other income/expenses relating to the Power Grids joint venture	(20)
Foreign exchange/commodity timing differences in income from operations: Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	67	20	(1)
Foreign exchange/commodity timing differences in income from operations: Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	26	8	(23)
Foreign exchange/commodity timing differences in income from operations: Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(33)	(7)	(9)
Costs for planned divestment of Power Grids	(86)	(141)
Regulatory, compliance and legal costs	(7)	(7)	(34)
Business transformation costs	(31)	(19)	(17)
Executive committee transition costs	(1)	(14)
Favorable resolution of an uncertain purchase price adjustment	36	92
Gain on liquidation of a foreign subsidiary			31
Gain on sale of investments		15
Asset write downs/impairments & certain other fair value changes	(239)	(4)	(25)
Other non-operational items	(7)	(2)	5
Income from operations	1,593	1,938	2,226
Interest and dividend income	51	67	72
Interest and other finance expense	(240)	(215)	(262)
Losses from extinguishment of debt	(162)	0	0
Non-operational pension (cost) credit	(401)	72	83
Income from continuing operations before taxes	841	1,862	2,119
Goodwill impairment charges	311	0	0
O S Program [Member]
Segment Reporting Information [Line Items]
Restructuring, related and implementation costs	(67)	(97)
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Goodwill impairment charges	290
Intersegment elimination | Non-Core and divested businesses
Segment Reporting Information [Line Items]
Operational EBITA:	(133)	(145)	(291)
Intersegment elimination | Stranded corporate costs
Segment Reporting Information [Line Items]
Operational EBITA:	(40)	(225)	(297)
Intersegment elimination | Corporate costs and other intersegment elimination
Segment Reporting Information [Line Items]
Operational EBITA:	(372)	(418)	(498)
Operating | Electrification
Segment Reporting Information [Line Items]
Operational EBITA:	1,681	1,688	1,626
Operating | Industrial Automation
Segment Reporting Information [Line Items]
Operational EBITA:	451	732	914
Operating | Motion
Segment Reporting Information [Line Items]
Operational EBITA:	1,075	1,082	1,023
Operating | Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Operational EBITA:	$ 237	$ 393	$ 528